Acquisitions - Schedule of Assets Acquired and Liabilities Assumed - Non Printing (Details) (Details)	Apr. 01, 2015 shares
EquiPower Acquisition
Business Acquisition [Line Items]
Business combination assets recognized, current intangible assets	3,460,053